Report of the directors financial review risk report - Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors (Details) - Market risk - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
+100 basis point parallel shift in yield curves, effect on profit after tax	$ (42)	$ (67)
+100 basis point parallel shift in yield curves, effect on equity	(188)	(188)
-100 basis point parallel shift in yield curves, effect on profit after tax	(53)	(68)
-100 basis point parallel shift in yield curves, effect on equity	97	58
10% increase in equity prices, effect on profit after tax	366	332
10% increase in equity prices, effect on equity	366	332
10% decrease in equity prices, effect on profit after tax	(372)	(338)
10% decrease in equity prices, effect on equity	(372)	(338)
10% increase in US dollar exchange rate compared with all currencies, effect on profit after tax	10	84
10% increase in US dollar exchange rate compared with all currencies, effect on equity	10	84
10% decrease in US dollar exchange rate compared with all currencies, effect on profit after tax	(10)	(84)
10% decrease in US dollar exchange rate compared with all currencies, effect on equity	$ (10)	$ (84)